Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets and liabilities
Amount drawn	$ 4,085,000,000			$ 3,933,000,000
Available liquidity	424,000,000			353,000,000
Deferred debt issue costs	(24,000,000)			(31,000,000)
Net borrowings	4,061,000,000			3,902,000,000
Cash, cash equivalents and restricted cash	(256,000,000)		$ (177,000,000)	(610,000,000)		$ (236,000,000)	$ (155,000,000)	$ (443,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk	46,000,000			13,000,000
Net debt	3,851,000,000			3,305,000,000
Total Available Liquidity	680,000,000			963,000,000
Total Borrowings Excluding Lease Obligations	3,489,000,000			3,215,000,000
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 450			€ 450
Amount drawn - Local currency | €		€ 450			€ 450
Amount drawn	$ 527,000,000			$ 468,000,000
Stated interest rate	2.00%	2.00%		2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600,000,000			$ 600,000,000
Amount drawn - Local currency	600,000,000			600,000,000
Amount drawn	$ 600,000,000			$ 600,000,000
Stated interest rate	3.25%	3.25%		3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600,000,000			$ 600,000,000
Amount drawn - Local currency	600,000,000			600,000,000
Amount drawn	$ 600,000,000			$ 600,000,000
Stated interest rate	6.00%	6.00%		6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable | €		€ 500			€ 500
Amount drawn - Local currency | €		€ 500			€ 500
Amount drawn	$ 586,000,000			$ 519,000,000
Stated interest rate	3.00%	3.00%		3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 1,050,000,000			$ 1,050,000,000
Amount drawn - Local currency	1,050,000,000			1,050,000,000
Amount drawn	$ 1,050,000,000			$ 1,050,000,000
Stated interest rate	4.00%	4.00%		4.00%	4.00%
Senior Secured Term Loan
Financial assets and liabilities
Maximum amount drawable	$ 269,000,000			$ 269,000,000
Amount drawn - Local currency	269,000,000			269,000,000
Amount drawn	316,000,000			280,000,000
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	333,000,000			272,000,000
Available liquidity	$ 333,000,000			272,000,000
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%
Bradesco Facility
Financial assets and liabilities
Maximum amount drawable	$ 500,000,000			500,000,000
Available liquidity	91,000,000			81,000,000
Lease obligations
Financial assets and liabilities
Amount drawn	370,000,000			374,000,000
Other borrowings
Financial assets and liabilities
Amount drawn	$ 36,000,000			$ 42,000,000